Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 3,389	$ 3,437
Finished goods	405,111	453,634
Cost of projects	1,723	49,233
Inventories, gross	410,223	506,304
Allowance for slow-moving or obsolete inventories	(173,690)	(203,366)
Inventories, net	$ 236,533	$ 302,938